Fees and Expenses	May 01, 2026
Royce Capital Fund - Micro-Cap Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include variable contract or other potential charges. Because variable contract or other potential charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your variable contract prospectus for more information about variable contract charges.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.22%	0.27%
Total annual Fund operating expenses	1.22%	1.52%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example, With Redemption [Table]
	INVESTMENT CLASS	SERVICE CLASS
1 Year	$124	$155
3 Years	$387	$480
5 Years	$670	$829
10 Years	$1,477	$1,813

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Royce Capital Fund - Small-Cap Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include variable contract or other potential charges. Because variable contract or other potential charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your variable contract prospectus for more information about variable contract charges.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	INVESTMENT CLASS	SERVICE CLASS
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.18%	0.19%
Total annual Fund operating expenses	1.18%	1.44%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example, With Redemption [Table]
	INVESTMENT CLASS	SERVICE CLASS
1 Year	$120	$147
3 Years	$375	$456
5 Years	$649	$787
10 Years	$1,432	$1,724

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	79.00%